Research and Development	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Research and Development [Abstract]
Research and Development
12.	RESEARCH AND DEVELOPMENT

During the nine months period ended September 30, 2020, the Company spent $114,352 (September 30, 2019: $970,281) in research and development costs in relation to the development of a biosphere facility. The following represents the breakdown of research and development activities:

	September 30, 2020	September 30, 2019
Architectural fees	$20,396	$341,709
Engineering consultants	16,804	211,770
Design and construction	3,692	320,953
Product development	73,460	95,849
	$114,352	$970,281

12.	RESEARCH AND DEVELOPMENT

During the period ended December 31, 2019, the Company spent $1,111,562 in research and development costs in relation to the development of a biosphere facility. The following represents the breakdown of research and development activities:

	December 31, 2019	December 31, 2018
Architectural fees	$388,033	$57,042
Engineering consultants	233,109	81,354
Design and construction	371,117	216,272
Product development	119,303	10,257
Impairment of IP technology and related expenses	-	516,510
Balance at December 31, 2019 and 2018	$1,111,562	$881,435